Segment information (Schedule of Segment Information by Segment Areas (Geographical Segments) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Segment information [Line Items]
Revenue	$ 660,838,000	$ 756,625,000	$ 1,049,579,000
Sale of crude oil	648,670,000	726,947,000	1,004,775,000
Sale of purchased crude oil	7,177,000	5,464,000	9,454,000
Sale of gas	5,076,000	25,024,000	35,350,000
Commodity risk management contracts designated as cash flow hedges	(85,000)	(810,000)
Realized loss on commodity risk management contracts			(83,244,000)
Production and operating costs	(164,034,000)	(232,325,000)	(359,779,000)
Royalties in cash	(4,189,000)	(12,845,000)	(63,298,000)
Economic rights in cash	(6,484,000)	(72,032,000)	(188,989,000)
Share-based payment	(647,000)	(750,000)	(955,000)
Operating costs	(152,714,000)	(146,698,000)	(106,537,000)
Adjusted EBITDA	416,889,000	451,862,000	540,779,000
Depreciation	(130,659,000)	(120,934,000)	(96,692,000)
Impairment loss for non-financial assets	0	(13,332,000)	0
Write-off of unsuccessful exploration efforts	(14,779,000)	(29,563,000)	(25,789,000)
Total assets	1,200,055,000	1,016,549,000	973,975,000
Purchase of property, plant and equipment	191,310,000	199,040,000	168,808,000
Colombia [Member]
Disclosure of Segment information [Line Items]
Revenue	619,762,000	702,401,000	978,423,000
Sale of crude oil	617,989,000	702,308,000	977,184,000
Sale of gas	1,858,000	903,000	1,239,000
Commodity risk management contracts designated as cash flow hedges	(85,000)	(810,000)
Realized loss on commodity risk management contracts			(83,244,000)
Production and operating costs	(143,634,000)	(204,245,000)	(327,626,000)
Royalties in cash	(3,953,000)	(11,201,000)	(60,314,000)
Economic rights in cash	(6,484,000)	(72,032,000)	(188,989,000)
Share-based payment	(642,000)	(671,000)	(843,000)
Operating costs	(132,555,000)	(120,341,000)	(77,480,000)
Adjusted EBITDA	419,320,000	446,835,000	525,593,000
Depreciation	(121,143,000)	(101,666,000)	(78,775,000)
Write-off of unsuccessful exploration efforts	(6,909,000)	(29,563,000)	(21,318,000)
Total assets	885,438,000	895,900,000	797,390,000
Purchase of property, plant and equipment	167,002,000	178,113,000	139,197,000
Ecuador [Member]
Disclosure of Segment information [Line Items]
Revenue	30,567,000	19,097,000	10,671,000
Sale of crude oil	30,567,000	19,097,000	10,671,000
Sale of gas	0	0	0
Commodity risk management contracts designated as cash flow hedges		0
Realized loss on commodity risk management contracts			0
Production and operating costs	(9,549,000)	(10,242,000)	(3,220,000)
Royalties in cash	0	0	0
Economic rights in cash		0
Share-based payment	(5,000)	(7,000)	(10,000)
Operating costs	(9,544,000)	(10,235,000)	(3,210,000)
Adjusted EBITDA	14,746,000	5,159,000	4,197,000
Depreciation	(8,290,000)	(7,096,000)	(788,000)
Write-off of unsuccessful exploration efforts	(7,714,000)	0	(4,471,000)
Total assets	48,333,000	40,336,000	35,690,000
Purchase of property, plant and equipment	24,057,000	20,889,000	18,461,000
Brazil [Member]
Disclosure of Segment information [Line Items]
Revenue	2,934,000	14,019,000	19,873,000
Sale of crude oil	114,000	490,000	796,000
Sale of gas	2,820,000	13,529,000	19,077,000
Commodity risk management contracts designated as cash flow hedges		0
Realized loss on commodity risk management contracts			0
Production and operating costs	(4,140,000)	(4,946,000)	(5,299,000)
Royalties in cash	(224,000)	(1,096,000)	(1,546,000)
Economic rights in cash		0
Share-based payment	0	0	0
Operating costs	(3,916,000)	(3,850,000)	(3,753,000)
Adjusted EBITDA	(3,732,000)	6,374,000	11,654,000
Depreciation	(1,214,000)	(2,332,000)	(2,796,000)
Write-off of unsuccessful exploration efforts	(156,000)	0	0
Total assets	14,040,000	27,891,000	34,329,000
Purchase of property, plant and equipment	251,000	22,000	0
Chile [Member]
Disclosure of Segment information [Line Items]
Revenue	398,000	15,644,000	29,196,000
Sale of crude oil	0	5,052,000	14,460,000
Sale of gas	398,000	10,592,000	14,736,000
Commodity risk management contracts designated as cash flow hedges		0
Realized loss on commodity risk management contracts			0
Production and operating costs	(437,000)	(8,226,000)	(14,126,000)
Royalties in cash	(12,000)	(548,000)	(1,165,000)
Economic rights in cash		0
Share-based payment	0	(72,000)	(103,000)
Operating costs	(425,000)	(7,606,000)	(12,858,000)
Adjusted EBITDA	(120,000)	4,952,000	11,753,000
Depreciation		(9,815,000)	(14,076,000)
Impairment loss for non-financial assets	0	(13,332,000)	0
Write-off of unsuccessful exploration efforts	0	0	0
Total assets		36,192,000	63,379,000
Purchase of property, plant and equipment		16,000	11,150,000
Argentina [Member]
Disclosure of Segment information [Line Items]
Revenue	0	0	1,962,000
Sale of crude oil	0	0	1,664,000
Sale of gas	0	0	298,000
Commodity risk management contracts designated as cash flow hedges		0
Realized loss on commodity risk management contracts			0
Production and operating costs	0	0	(1,579,000)
Royalties in cash	0	0	(273,000)
Economic rights in cash		0
Share-based payment	0	0	1,000
Operating costs	0	0	(1,307,000)
Adjusted EBITDA	(4,511,000)	(2,620,000)	(3,643,000)
Depreciation	(10,000)	(22,000)	(254,000)
Write-off of unsuccessful exploration efforts	0	0	0
Total assets	215,755,000	357,000	1,296,000
Purchase of property, plant and equipment		0	0
Corporate [Member] | Other Segments [Member]
Disclosure of Segment information [Line Items]
Revenue	7,177,000	5,464,000	9,454,000
Sale of crude oil	0	0	0
Sale of purchased crude oil	7,177,000	5,464,000	9,454,000
Sale of gas	0	0	0
Commodity risk management contracts designated as cash flow hedges		0
Realized loss on commodity risk management contracts			0
Production and operating costs	(6,274,000)	(4,666,000)	(7,929,000)
Royalties in cash	0	0	0
Economic rights in cash		0
Share-based payment	0	0	0
Operating costs	(6,274,000)	(4,666,000)	(7,929,000)
Adjusted EBITDA	(8,814,000)	(8,838,000)	(8,775,000)
Depreciation	(2,000)	(3,000)	(3,000)
Write-off of unsuccessful exploration efforts	0	0	0
Total assets	$ 36,489,000	15,873,000	41,891,000
Purchase of property, plant and equipment		$ 0	$ 0